As filed with the Securities and Exchange Commission on February 25, 2011
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 35	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 39	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick

116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802

(Name and Address of Agent for Service)

With copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:                    As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b)
[X] on March 30, 2011 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 30, 2011 as the new effective date for Post-Effective Amendment No. 30 to the Registration Statement filed on December 30, 2010 for the GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 30 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 25th day of February 2011.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	February 25, 2011
Jack E. Brinson

*	Trustee	February 25, 2011
James H. Speed, Jr.

*	Trustee	February 25, 2011
J. Buckley Strandberg

*	Trustee	February 25, 2011
Michael G. Mosley

*	Trustee	February 25, 2011
Theo H. Pitt, Jr.

*	President, FMX Total Return Fund	February 25, 2011
D.J. Murphey	and FMX Growth Allocation Fund

*	Treasurer, FMX Total Return Fund	February 25, 2011
Julie M. Koethe	and FMX Growth Allocation Fund

*	President & Treasurer, Caritas All-Cap	February 25, 2011
Robert G. Fontana	Growth Fund

*	President & Treasurer,	February 25, 2011
Joseph M. Wambia	GlobalAfrica Equity Fund,
GlobalAfrica Infrastructure Fund,
GlobalAfrica Natural Resources Fund
and GlobalAfrica Income Fund

*	President, Presidio Multi-Strategy Fund	February 25, 2011
Matthew R. Lee

*	President & Treasurer, The Vilas Fund	February 25, 2011
John C. Thompson

*	President, Roumell Opportunistic Value Fund	February 25, 2011
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	February 25, 2011
Craig L. Lukin

/s/ T. Lee Hale, Jr.	Assistant Treasurer	February 25, 2011
T. Lee Hale, Jr.

* By: /s/ A. Vason Hamrick	Dated: February 25, 2011
A. Vason Hamrick, Secretary
Attorney-in-Fact